SUPPLEMENT TO THE PROSPECTUS OF

TCW GALILEO FUNDS, INC.

Dated: February 28, 2005

Under the section titled “TCW Galileo Growth Insights Fund” at page 12, Robert J. Park is added as a portfolio manager.

Under the section titled “Portfolio Managers” at page 25, the following individual is added:

                    Robert J. Park

                        Senior Vice President, the

                        Advisor, TCW Asset

                        Management Company

                        and Trust Company

                        of the West since August

                        2001. Previously, a

                        research analyst with

                        Wanger Asset

                        Management (Chicago,

                        Illinois)

August 30, 2005

Galgip 8/2005